Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment reporting

Note 13 — Segment reporting

For the years ended December 31, 2020 and 2019, the Company’s CODM reviewed the financial information of the business carried out by the Company on a consolidated basis. Therefore, the Company has one operating segment, which is the provision of global trade software application and technology services. The Company operates solely in the PRC and all of the Company’s long-lived assets are located in the PRC.

The following table presents revenues by the service lines:

	For the Years Ended
	December 31,
	2020	2019	2018
REVENUES:
Application development services*	$21,985,214	$15,720,676	$20,037,861
Consulting and technical support services	3,797,354	3,307,662	2,390,948
Subscription services	881,443	1,066,720	723,458
Total revenues	$26,664,011	$20,095,058	$23,152,267

*

For the year ended December 31, 2020 and 2019, certain application development service arrangements included sales of IT equipment. Such revenue of $6,299,982 and $1,554,428 was included in the application development service revenue for years ended December 31, 2020 and 2019, respectively.